OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
Other Intangible Assets [Abstract]
OTHER INTANGIBLE ASSETS

NOTE E – OTHER INTANGIBLE ASSETS

Other intangible assets consist of a technical library and customer relationships, and are reported net of accumulated amortization. The Company amortizes the cost of intangible assets over their expected useful lives which range from 15 to 20 years. The Company does not believe there is any significant residual value associated with intangible assets. Other intangible assets consist of the following:

		December 31, 2012			December 31, 2011
	Estimated Useful Lives (in Years)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Customer Relationships	15-20	$7,722	$(1,958)	$5,764	$7,722	$(1,572)	$6,150
Technical Library	20	700	(178)	522	700	(145)	555

Total		$8,422	$(2,136)	$6,286	$8,422	$(1,717)	$6,705

Amortization of intangible assets was $419 and $430 for the years ended December 31, 2012 and 2011, respectively.

The estimated future amortization expense related to intangible assets at December 31, 2012 is as follows:

Years Ending December 31,
2013	$421
2014	421
2015	421
2016	421
2017	421
Thereafter	4,181

Total	$6,286